Convertible Debentures (Details) - Schedule of assumptions used to measure the fair value of warrants on the date of issuance	12 Months Ended
Dec. 31, 2022 $ / shares
Series A
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected term in years	7 years
Stock price (in Dollars per share)	$ 2.32
Expected dividend yield	0.00%
Volatility	46.68%
Risk-free interest Rate	0.63%
Initial fair value per share (in Dollars per share)	$ 1.01
Series B
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected term in years	2 years
Stock price (in Dollars per share)	$ 2.4
Expected dividend yield	0.00%
Volatility	49.61%
Risk-free interest Rate	0.20%
Initial fair value per share (in Dollars per share)	$ 0.58
Series C
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected term in years	7 years
Stock price (in Dollars per share)	$ 2.4
Expected dividend yield	0.00%
Volatility	46.68%
Risk-free interest Rate	0.63%
Initial fair value per share (in Dollars per share)	$ 0.83